SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
SEGMENT INFORMATION

31. SEGMENT INFORMATION

        Historically, the Group has reflected its reportable segments on a geographical basis. Management has taken this approach as this was effectively how the business was managed.

        In 2009, since the acquisition of Comstar-UTS the Group's management determined a new operating segment and identified three reportable segments: Russia Mobile, Russia Fixed and Ukraine Mobile. These segments have been determined based on different geographical areas of business activities and the nature of their operations: mobile includes activities for the providing of wireless telecommunication services to the Group's subscribers and distribution of mobile handsets and accessories; fixed line includes all activities for providing wireline telecommunication services, broadband and consumer Internet. Information about other business activities and operating segments that are not reportable due to non materiality of business activity was combined and disclosed in the "Other" category separately from other reconciling items.

        Also, historically, the Group included corporate headquarters expenses to "Russia" reportable segment as the chief operating decision maker assessed the performance of the segments on such basis. In 2009, since the acquisition of Comstar-UTS, the chief operating decision maker has changed the approach to the allocation of corporate headquarters expenses and such changes have been reflected in the financial information the chief operating decision maker now reviews. According to the new approach corporate headquarters expenses which are not directly attributable to the reportable segments are included in the "Other" category. The accompanying consolidated financial statements reflect these changes for all periods presented.

        Intercompany eliminations presented below consist primarily of sales transactions between segments conducted under the normal course of operations.

        Financial information by reportable segment is presented below:

	2010	2009	2008
Revenue:
Russia Mobile	$7,789,463	$6,670,126	$7,916,658
Russia Fixed	1,748,899	1,498,223	1,784,455
Ukraine Mobile	1,072,830	1,048,751	1,661,951
Other	864,372	787,543	779,520
Intercompany eliminations	(182,328)	(137,390)	(149,961)

Total revenue	$11,293,236	$9,867,253	$11,992,623

Depreciation and amortization:
Russia Mobile	$1,196,162	$1,111,877	$1,313,970
Russia Fixed	222,565	193,679	214,676
Ukraine Mobile	354,154	352,037	437,988
Other	227,615	186,581	186,443

Total depreciation and amortization	$2,000,496	$1,844,174	$2,153,077

Operating income:
Russia Mobile	$2,189,397	$1,945,595	$2,800,776
Russia Fixed	485,273	410,874	448,366
Ukraine Mobile	144,473	120,248	321,328
Other	(84,820)	82,257	45,503
Intercompany eliminations	236	(3,089)	11,273

Net operating income	$2,734,559	$2,555,885	3,627,246

Currency exchange and transaction (gain)/loss	$(20,238)	$252,694	$561,963
Interest income	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives	—	5,420	41,554
Impairment of investments	—	368,355	—
Equity in net income of associates	(70,649)	(60,313)	(75,688)
Other expense, net	66,924	23,254	29,090

Income before provision for income taxes and noncontrolling interest	$2,065,631	$1,499,140	$2,905,600

	2010	2009
Additions to long-lived assets:
Russia Mobile	$1,976,746	$1,247,307
Russia Fixed	562,180	120,036
Ukraine Mobile	117,548	259,388
Other	237,256	463,624

Total additions to long-lived assets	$2,893,730	$2,090,355

Long-lived assets:
Russia Mobile	$5,523,761	$4,827,140
Russia Fixed	2,684,051	2,270,198
Ukraine mobile	1,130,459	1,365,686
Other	1,451,260	1,525,702

Total long-lived assets	$10,789,531	$9,988,726

Total assets:
Russia Mobile	$7,892,428	$8,633,311
Russia Fixed	3,465,731	3,894,636
Ukraine Mobile	1,454,415	1,567,563
Other	1,665,468	1,668,979

Total assets	$14,478,042	$15,764,489